Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 06, 2024
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (66,440,917)			$ (64,204,840)
Net loss from continuing operations	(2,227,122)	$ (1,877,146)
Net operating cash outflow	$ (1,041,097)	$ (1,925,785)
Ordinary shares issued (in Shares)	21,821,589		151,256	17,808,974	60,000
Cash and cash equivalents	$ 23,452,268			$ 21,936,422
2024 ATM Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares)	2,554,886
ATM offering for gross proceeds	$ 3,700,000